August 30, 2017

VIA ELECTRONIC FILING
 Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, D.C. 20549

Re:	CMFG Variable Life Insurance Account, File No. 811-03915
CMFG Variable Annuity Account, File No. 811-08260
Rule 30b2-1 Filing

To Whom It May Concern:

As required by Rule 30e-2 under the Investment Company Act of 1940 (“Act”), as amended, each Registrant named above, each a unit investment trust registered as an investment company under the Act, mailed its contract owners the semi-annual report for the management investment companies in which its subaccounts invest, which include the following:

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio
MFS® Variable Insurance Trust
MFS® Strategic Income Series
Oppenheimer Variable Accounts Funds
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer International Growth Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
Oppenheimer Main Street Fund®/VA
Franklin Templeton Variable Insurance Products Trust
Templeton Developing Markets VIP Fund
Franklin Income VIP Fund
Mutual Global Discovery VIP Fund
Ultra Series Fund
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund
Core Bond Fund
High Income Fund
Diversified Income Fund
Large Cap Value Fund
Large Cap Growth Fund

Mid Cap Fund
International Stock Fund
AIM Variable Insurance Funds(Invesco Variable Insurance Funds)
Invesco V.I. Global Real Estate Fund
Invesco V.I. Government Securities Fund
Invesco V.I. Growth and Income Fund
Invesco V.I. Mid Cap Growth Fund
PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Portfolio
PIMCO Global Bond Portfolio (Unhedged)
PIMCO Total Return Portfolio
BlackRock Variable Series Fund, Inc.
BlackRock Global Allocation V.I. Fund
Vanguard® Insurance Fund
Vanguard Variable Insurance Fund Money Market Portfolio

We understand these management investment companies have separately filed these semi-annual reports with the Securities and Exchange Commission on Form N-CSR.

We have included with this filing the cover, inside pages and back pages that we include with our mailing.

Please contact me at (608) 665-7416 if you have any questions regarding this filing.

Regards,

/s/Ross D. Hansen

Ross D. Hansen
Associate General Counsel

Attachments

S E M I A N N U A L R E P O R T
For Period Ended June 30, 2017

This booklet contains the semiannual report for the Ultra Series Fund and Vanguard Variable Insurance Fund in which each of the CMFG Variable Annuity Account and CMFG Variable Life Insurance Account invests:

Conservative Allocation, Moderate Allocation, Aggressive Allocation, Core Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap, and International Stock Funds, each a series of the Ultra Series Fund.

Vanguard Variable Insurance Fund Money Market Portfolio, a series of the Vanguard® Insurance Fund.

MEMBERS® Variable Annuity
MEMBERS® Variable Annuity II
MEMBERS® Choice Variable Annuity
MEMBERS® Variable Annuity III
MEMBERS® Variable Universal Life
MEMBERS® Variable Universal Life II

 Distributed by:
CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

Member FINRA & SIPC

Telephone:
(319) 352-4090
(800) 798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

Move confidently into the futureTM

SEMIANNUAL REPORT

To reduce service expenses, CMFG Life Insurance Company may send only one copy of this booklet per household, regardless of the number of owners at the household. However, any owner may obtain additional copies of this booklet upon request to CMFG Life Insurance Company.

If you have questions, please call CMFG Life Insurance Company at 1.800.798.5500.

As with all variable annuity contracts, variable life insurance policies and mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities, nor does the SEC guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

Special Notes
Now you can receive your prospectuses, annual and semi-annual reports by email and eliminate the need for paper to be mailed to you. To sign up, call us at (800)798-5500. To view information about your contract online, visit http://eservice.cunamutual.com

CMFG Life Insurance Company 2000 Heritage Way Waverly, IA 50677

Form 1950-0817

S E M I A N N U A L R E P O R T S
For Period Ended June 30, 2017

This booklet contains the CMFG Variable Life Insurance Account’s and CMFG Variable Annuity Account’s unaudited financial statements and the semiannual reports for the following mutual funds in which each of the CMFG Variable Life Insurance Account and CMFG Variable Annuity Account invests:

MFS® Strategic Income Portfolio of the MFS® Variable Insurance Trust.

Oppenheimer Global Strategic Income Fund/VA of the Oppenheimer Variable Account Funds.

Templeton Developing Markets VIP Fund of the Franklin Templeton Variable Insurance Products Trust.

T. Rowe Price International Stock Portfolio of the T. Rowe Price International Series, Inc.

MEMBERS® Variable Annuity
MEMBERS® Variable Universal Life
MEMBERS® Variable Universal Life II
UltraVers-ALL LIFESM

 Distributed by:
CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

Member FINRA & SIPC

 Telephone:
(319) 352-4090
(800) 798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

Move confidently into the futureTM

SEMIANNUAL REPORTS

MEMBERS® Variable Universal Life II and MEMBERS® Variable Annuity no longer accept new payments and do not allow transfers of money from other subaccounts to the subaccounts that invest in the mutual funds described in this booklet.

MEMBERS® Variable Universal Life and Ultra Vers-ALL LIFE accepts new premium for the T. Rowe Price International Stock subaccount and also allows transfers of money to the subaccount that invests in that fund.

If you own a MEMBERS® Variable Annuity, MEMBERS® Variable Universal Life, UltraVers-ALL LIFESM or MEMBERS® Variable Universal Life II, you will also receive a booklet that contains the semiannual report for that product as well as a semiannual report for other mutual funds in which the CMFG Variable Annuity Account and CMFG Variable Life Insurance Account invest.

To reduce service expenses, CMFG Life Insurance Company may send only one copy of this booklet per household, regardless of the number of owners at the household. However, any owner may obtain additional copies of this booklet upon request to CMFG Life Insurance Company.

If you have questions, please call CMFG Life Insurance Company at 1.800.798.5500.

As with all variable annuity contracts, variable life insurance policies and mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities, nor does the SEC guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

Special Notes
Now you can receive your prospectuses, annual and semi-annual reports by email and eliminate the need for paper to be mailed to you. To sign up, call us at (800)798-5500. To view information about your contract online, visit http://eservice.cunamutual.com

CMFG Life Insurance Company 2000 Heritage Way Waverly, IA 50677

Form 1925 0817

S E M I A N N U A L R E P O R T S
For Period Ended June 30, 2017

This booklet contains the CMFG Variable Annuity Account’s unaudited financial statement and the semiannual reports for the following mutual funds in which the CMFG Variable Annuity Account invests:

BlackRock Global Allocation V.I. Fund, a series of BlackRock Variable Series Funds, Inc.

Franklin Income VIP Fund and Mutual Global Discovery VIP Fund, each a series of Franklin Templeton Variable Insurance Products Trust.

Invesco V.I. Global Real Estate Fund and Invesco V.I. Government Securities Fund, Invesco V.I. Growth and Income Fund and Invesco V.I. Mid Cap Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA and Oppenheimer Main Street Fund®/VA, each a series of Oppenheimer Variable Account Funds.

PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Global Bond Portfolio (Unhedged) and PIMCO Total Return Portfolio each a series of the PIMCO Variable Insurance Trust.

MEMBERS® Variable Annuity
MEMBERS® Variable Annuity II
MEMBERS® Choice Variable Annuity
MEMBERS® Variable Annuity III

 Distributed by:
CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

Member FINRA & SIPC

 Telephone:
(319) 352-4090
(800) 798-5500

Move confidently into the futureTM

SEMIANNUAL REPORTS

To reduce service expenses, CMFG Life Insurance Company may send only one copy of this booklet per household, regardless of the number of owners at the household. However, any owner may obtain additional copies of this booklet upon request to CMFG Life Insurance Company.

If you have questions, please call CMFG Life Insurance Company at 1.800.798.5500.

As with all variable annuity contracts and mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities, nor does the SEC guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

Special Notes
Now you can receive your prospectuses, annual and semi-annual reports by email and eliminate the need for paper to be mailed to you. To sign up, call us at (800)798-5500. To view information about your contract online, visit http://eservice.cunamutual.com

CMFG Life Insurance Company 2000 Heritage Way Waverly, IA 50677

Form 10000480 0817